Quarterly Financial Data (Tables)	7 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
Quarterly Financial Data (Unaudited)

The following tables set forth quarterly financial information (in thousands):

	2012
	June 7 (Inception) to September 30	Fourth Quarter	Total
Net (Loss) Attributable to Common Stockholders	$—	$(89)	$(89)
(Loss) Per Share of Class B Common Stock – Basic:
(Loss) Per Basic Share	$—	$(0.01)	$(0.01)
(Loss) Per Share of Class B Common Stock – Diluted:
(Loss) Per Diluted Share	$—	$(0.01)	$(0.01)